Expense Example - AMG FQ Long-Short Equity Fund	Feb. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	627
Expense Example, with Redemption, 10 Years	1,379
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	$ 1,052